UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2011

Date of reporting period:  November 30, 2010

Item 1. Schedule of Investments.

Alternative Strategies Mutual Fund
Schedule of Investments
November 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 35.37%
Administrative and Support Services - 0.39%
Paychex, Inc.	4,400	125,576
Beverage and Tobacco Product Manufacturing - 1.40%
Altria Group, Inc.	4,784	114,816
British American Tobacco PLC - ADR	1,000	72,900
Central European Distribution Corp. (a)	1,070	25,712
Cia Cervecerias Unidas SA - ADR	1,171	65,845
Diageo PLC - ADR	1,000	71,660
Loews Corp.	908	33,968
Molson Coors Brewing Co.	1,500	71,475
		456,376
Broadcasting (except Internet) - 0.38%
DIRECTV (a)	3,000	124,590
Chemical Manufacturing - 1.20%
Bristol-Myers Squibb Co.	1,434	36,194
EI du Pont de Nemours & Co.	595	27,959
Eli Lilly & Co.	5,015	168,805
Novartis AG - ADR	1,000	53,410
Sanofi-Aventis SA - ADR	1,800	54,936
Teva Pharmaceutical Industries Ltd. - ADR	1,000	50,040
		391,344
Clothing and Clothing Accessories Stores - 0.12%
Urban Outfitters, Inc. (a)	1,000	37,790
Computer and Electronic Product Manufacturing - 2.12%
Dell, Inc. (a)	2,639	34,888
Hewlett-Packard Co.	111	4,654
L-3 Communications Holdings, Inc.	400	28,132
LG Display Co., Ltd. - ADR	2,004	34,148
Nokia OYJ - ADR	4,800	44,304
Northrop Grumman Corp.	1,412	87,092
Research In Motion Ltd. (a)(b)	1,000	61,850
Sony Corp. - ADR	2,500	88,700
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	9,634	103,566
Tyco International Ltd. (b)	2,590	98,135
Xilinx, Inc.	3,800	103,056
		688,525
Construction of Buildings - 0.16%
Desarrolladora Homex SAB de CV - ADR (a)	1,500	50,475
Couriers and Messengers - 0.33%
United Parcel Service, Inc.	1,512	106,037
Credit Intermediation and Related Activities - 3.55%
ABSA Group Ltd. - ADR	930	34,103
American Express Co.	880	38,034
Banco Bilbao Vizcaya Argentaria SA - ADR	3,500	32,235
Banco Latinoamericano de Comercio Exterior SA (b)	5,000	81,200
Banco Santander SA - ADR	5,000	48,100
Bank of America Corp.	10,264	112,391
Barclays PLC - ADR	2,500	40,350
BB&T Corp.	1,757	40,762
Capital One Financial Corp.	2,944	109,605
China Construction Bank Corp. - ADR	604	27,905
Citigroup, Inc. (a)	13,348	56,062
Commercial International Bank Egypt SAE - ADR	2,800	20,580
Credit Suisse Group AG - ADR	1,800	66,654
Grupo Financiero Banorte SAB de CV - ADR	1,116	24,205
ICICI Bank Ltd. - ADR	596	29,824
Industrial & Commercial Bank of China - ADR	1,210	48,158
Malayan Banking Bhd. - ADR	6,904	37,097
Meritor Savings Bank (a)	41,000	95,940
Shinhan Financial Group Co., Ltd. - ADR	1,092	83,822
State Street Corp.	800	34,560
SunTrust Banks, Inc.	3,909	91,314
The Bank Holdings, Inc. (a)	18,289	274
		1,153,175
Crop Production - 0.10%
Cosan Ltd. (b)	2,010	25,648
Cresud SACIF y A - ADR	398	7,486
		33,134
Electrical Equipment, Appliance, and Component Manufacturing - 0.27%
Harbin Electric, Inc. (a)	3,500	56,980
Jinpan International Ltd. (b)	3,000	30,690
		87,670
Electronics and Appliance Stores - 0.43%
Best Buy Co., Inc.	1,333	56,946
Ingram Micro, Inc. (a)	4,567	81,521
		138,467
Fabricated Metal Product Manufacturing - 0.93%
Cameron International Corp. (a)	2,000	96,220
Stanley Black & Decker, Inc. (a)	2,000	203,740
		299,960
Food and Beverage Stores - 0.46%
Kroger Co.	4,564	107,483
Safeway, Inc.	1,864	42,853
		150,336
Food Manufacturing - 0.39%
Archer-Daniels-Midland Co.	3,000	86,970
Zhongpin, Inc. (a)	2,000	38,220
		125,190
General Merchandise Stores - 1.69%
Costco Wholesale Corp.	1,205	81,470
JC Penney Co., Inc.	979	32,571
Macy's, Inc.	2,894	74,318
Sears Holdings Corp. (a)	1,529	100,150
Wal-Mart Stores, Inc.	4,877	263,796
		552,305
Health and Personal Care Stores - 0.30%
McKesson Corp.	1,507	96,297
Heavy and Civil Engineering Construction - 0.77%
Aveng Ltd. - ADR	3,900	44,948
Chicago Bridge & Iron Co. NV (a)(b)	3,000	84,930
Fluor Corp.	2,100	121,443
		251,321
Insurance Carriers and Related Activities - 3.73%
ACE Ltd. (b)	174	10,182
Aflac, Inc.	1,880	96,820
Allstate Corp.	3,698	107,649
American International Group, Inc. (a)	3,004	124,035
Chubb Corp.	182	10,376
Cincinnati Financial Corp.	1,262	38,043
Fidelity National Financial, Inc.	773	10,436
Hartford Financial Services Group, Inc.	407	9,060
Humana, Inc. (a)	597	33,456
ING Groep NV - ADR (a)	6,000	53,040
Progressive Corp.	4,618	93,930
Prudential Financial, Inc.	752	38,111
Travelers Companies, Inc.	2,678	144,585
UnitedHealth Group, Inc.	5,304	193,703
Unum Group	4,403	94,620
WellPoint, Inc. (a)	2,753	153,452
		1,211,498
Management of Companies and Enterprises - 0.10%
Genting Bhd. - ADR	2,000	31,886
Merchant Wholesalers, Nondurable Goods - 0.65%
AmerisourceBergen Corp.	2,942	90,761
Cardinal Health, Inc.	3,398	120,900
		211,661
Mining (except Oil and Gas) - 3.17%
BHP Billiton Ltd. - ADR	1,500	123,600
Cia de Minas Buenaventura SA - ADR	1,500	75,960
Consol Energy, Inc.	2,100	88,116
Harmony Gold Mining Co., Ltd. - ADR	5,000	56,650
Peabody Energy Corp.	1,500	88,215
Rio Tinto PLC - ADR	1,000	64,130
Southern Copper Corp.	548	22,978
St Andrew Goldfields Ltd. (a)(b)	250,000	377,478
Thompson Creek Metals Co., Inc. (a)(b)	6,000	72,900
Vale SA - ADR	1,036	32,820
Yanzhou Coal Mining Co., Ltd. - ADR	913	25,190
		1,028,037
Motion Picture and Sound Recording Industries - 0.27%
Time Warner, Inc.	3,020	89,060
Nonmetallic Mineral Product Manufacturing - 0.12%
Pretoria Portland Cement Co., Ltd. - ADR	4,000	37,760
Oil and Gas Extraction - 1.72%
Canadian Natural Resource Ltd. (b)	1,200	46,152
Chesapeake Energy Corp.	2,000	42,240
CNOOC Ltd. - ADR	380	81,814
Hess Corp.	763	53,448
Marathon Oil Corp.	1,225	41,001
PetroChina Co., Ltd. - ADR	607	74,564
PTT Exploration & Production PCL - ADR	3,102	34,273
Sasol Ltd. - ADR	2,487	111,094
Southwestern Energy Co. (a)	700	25,340
Total SA - ADR	1,000	48,770
		558,696
Paper Manufacturing - 0.22%
International Paper Co.	2,840	70,915
Petroleum and Coal Products Manufacturing - 2.40%
BP PLC - ADR	237	9,480
Chevron Corp.	1,829	148,094
China Petroleum & Chemical Corp. - ADR	681	63,224
ConocoPhillips	2,572	154,757
ENI SpA - ADR	1,000	40,320
Exxon Mobil Corp.	4,146	288,395
Sunoco, Inc.	1,001	40,180
Valero Energy Corp.	1,954	38,064
		782,514
Primary Metal Manufacturing - 0.56%
Aluminum Corp. of China Ltd. - ADR (a)	1,820	40,240
POSCO - ADR	642	63,198
Ternium SA - ADR	1,038	35,479
Usinas Siderurgicas de Minas Gerais SA - ADR	4,148	45,006
		183,923
Professional, Scientific, and Technical Services - 0.36%
Cognizant Technology Solutions Corp. (a)	1,300	84,474
Computer Sciences Corp.	710	31,687
		116,161
Publishing Industries (except Internet) - 0.40%
News Corp.	5,500	83,765
SAP AG - ADR	1,000	46,930
		130,695
Rail Transportation - 0.30%
CSX Corp.	1,600	97,296
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.32%
Deutsche Bank AG (b)	1,400	67,144
NASDAQ QMX Group, Inc. (a)	1,600	34,336
		101,480
Support Activities for Mining - 0.80%
Diamond Offshore Drilling, Inc.	1,500	97,140
Gazprom OAO - ADR (a)	6,290	138,757
Rowan Cos, Inc. (a)	800	24,120
		260,017
Telecommunications - 2.48%
Advanced Info Service PCL - ADR	8,897	26,513
America Movil SAB de CV - ADR	2,244	126,696
AT&T, Inc.	5,736	159,403
China Mobile Ltd. - ADR	2,747	136,938
Millicom International Cellular SA (b)	400	34,712
Philippine Long Distance Telephone Co. - ADR	648	35,225
Telefonica SA - ADR	500	32,000
Telekomunikacja Polska SA - ADR	6,162	32,168
Time Warner Cable, Inc.	1,475	90,772
Verizon Communications, Inc.	3,958	126,696
		801,123
Transportation Equipment Manufacturing - 0.95%
Embraer SA - ADR	1,222	35,585
General Dynamics Corp.	2,750	181,748
Lockheed Martin Corp.	1,322	89,949
		307,282
Utilities - 1.66%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	1,500	67,725
Constellation Energy Group, Inc.	1,521	43,136
Edison International	2,184	80,677
Enersis SA - ADR	4,005	95,278
Entergy Corp.	500	35,620
Exelon Corp.	2,389	94,055
NRG Energy, Inc. (a)	1,700	32,946
Siemens AG - ADR	800	87,840
		537,277
Wholesale Electronic Markets and Agents and Brokers - 0.17%
General Metals Corp. (a)	110,000	5,280
Tech Data Corp. (a)	1,122	49,447
		54,727
TOTAL COMMON STOCKS (Cost $10,863,334)		$11,480,576

CONVERTIBLE PREFERRED STOCKS - 0.53%
Food Manufacturing - 0.28%
Bunge Ltd.	1,000	90,750
Oil and Gas Extraction - 0.25%
Chesapeake Energy Corp.	1,000	80,600
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $186,367)		$171,350

PREFERRED STOCKS - 0.53%
Credit Intermediation and Related Activities - 0.11%
BanColombia SA	560	34,552
Oil and Gas Extraction - 0.15%
Petroleo Brasileiro SA	1,670	48,898
Telecommunications - 0.09%
Vivo Participacoes SA	1,000	28,870
Utilities - 0.18%
Cia Energetica de Minas Gerais	368	6,285
Cia Paranaense de Energia	2,193	54,913
		61,198
TOTAL PREFERRED STOCKS (Cost $186,665)		$173,518

	Principal
	Amount	Value
CONVERTIBLE BONDS - 15.21%
Chemical Manufacturing - 1.20%
Mylan, Inc.
3.75%, 09/15/2015	100,000	164,000
Theravance, Inc.
3.00%, 01/15/2015	200,000	228,749
		392,749
Computer and Electronic Product Manufacturing - 0.61%
Alere, Inc.
3.00%, 05/15/2016	200,000	198,250
Electrical Equipment, Appliance, and Component Manufacturing - 0.94%
General Cable Corp.
4.50%, 11/15/2029	100,000	114,625
Greatbatch, Inc.
2.25%, 06/15/2013	200,000	189,250
		303,875
Fabricated Metal Product Manufacturing - 0.69%
Alliant Techsystems, Inc.
3.00%, 08/15/2024	200,000	225,000
Funds, Trusts, and Other Financial Vehicles - 0.61%
Developers Diversified Realty Corp.
1.75%, 11/15/2040	200,000	199,500
Management of Companies and Enterprises - 0.67%
American Equity Investment Life Holding Co.
3.50%, 09/15/2015	200,000	216,250
Merchant Wholesalers, Durable Goods - 0.82%
TRW Automotive, Inc.
3.50%, 12/01/2015	150,000	266,063
Merchant Wholesalers, Nondurable Goods - 0.56%
Chiquita Brands Inernational, Inc.
4.25%, 08/15/2016	200,000	180,500
Miscellaneous Manufacturing - 0.73%
American Medical Systems Holdings, Inc.
4.00%, 09/15/2041	200,000	237,750
Nonmetallic Mineral Product Manufacturing - 0.46%
Cemex SAB de CV
4.88%, 03/15/2015	150,000	148,688
Primary Metal Manufacturing - 0.52%
United States Steel Corp.
4.00%, 05/15/2014	100,000	167,250
Professional, Scientific, and Technical Services - 2.33%
Cadence Design System, Inc.
2.63%, 06/01/2015	200,000	245,750
Cephalon, Inc.
2.00%, 06/01/2015	150,000	216,938
Ciena Corp.
0.88%, 06/15/2017	200,000	148,250
Cubist Pharmaceuticals, Inc.
2.50%, 11/01/2017	150,000	145,125
		756,063
Publishing Industries (except Internet) - 1.68%
Concur Technologies, Inc.
2.50%, 04/15/2015	150,000	176,250
CSG Systems International, Inc.
3.00%, 03/01/2017	100,000	102,875
Rovi Corp.
2.63%, 02/15/2040	200,000	266,249
		545,374
Rental and Leasing Services - 0.57%
Exterran Holdings, Inc.
4.25%, 06/15/2014	150,000	183,563
Telecommunications - 1.33%
NII Holdings, Inc.
3.13%, 06/15/2012	200,000	195,250
Virgin Media, Inc.
6.50%, 11/15/2016	150,000	237,750
		433,000
Transportation Equipment Manufacturing - 0.87%
BorgWarner, Inc.
3.50%, 04/15/2012	150,000	281,625
Water Transportation - 0.62%
DryShips, Inc.
5.00%, 12/01/2014	200,000	199,750
TOTAL CONVERTIBLE BONDS (Cost $4,567,085)		$4,935,250

CORPORATE BONDS - 4.22%
Broadcasting (except Internet) - 0.68%
Liberty Media LLC
3.13%, 03/30/2023	200,000	221,000
Credit Intermediation and Related Activities - 1.38%
BOM Capital PLC
6.70%, 03/11/2015	200,000	203,500
KazMunayGas National Co.
6.38%, 04/09/2021	250,000	243,125
		446,625
Funds, Trusts, and Other Financial Vehicles - 0.33%
Bumi Capital Pte Ltd.
12.00%, 11/10/2016	100,000	108,500
Merchant Wholesalers, Durable Goods - 0.31%
Cosan SA Industria e Comercio
8.25%, 02/15/2049	100,000	100,750
Real Estate - 0.41%
Forest City Enterprises, Inc.
5.00%, 10/15/2016	100,000	134,375
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.58%
Knight Capital Group, Inc.
3.50%, 03/15/2015	200,000	188,375
Waste Management and Remediation Services - 0.53%
Covanta Holding Corp.
3.25%, 06/01/2014	150,000	170,438
TOTAL CORPORATE BONDS (Cost $1,321,181)		$1,370,063

FOREIGN GOVERNMENT AGENCY ISSUES - 0.51%
City of Buenos Aires
12.50%, 04/06/2015	150,000	164,625
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $155,526)		$164,625

US GOVERNMENT NOTE/BOND - 7.03%
United States Treasury Inflation Indexed Bonds - 7.03%
1.25%, 04/15/2014	1,135,376	1,196,846
2.38%, 01/15/2025	695,310	801,725
2.13%, 02/15/2040	252,660	281,578
TOTAL US GOVERNMENT NOTE/BOND (Cost $2,210,917)		$2,280,149

FOREIGN GOVERNMENT NOTES/BONDS - 0.90%
Russian Foreign Bond - Eurobond
3.63%, 04/29/2015	100,000	100,700
Ukraine Government International Bond
6.58%, 11/21/2016	200,000	193,000
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $284,621)		$293,700

	Shares	Value
EXCHANGE TRADED FUNDS - 18.68%
Financial Select Sector SPDR	31,000	448,260
Industrial Select Sector SPDR Fund	19,700	642,416
iShares Barclays TIPS Bond Fund (a)	250	27,370
iShares Dow Jones US Oil Equipment & Services Index Fund	5,000	261,250
iShares Dow Jones US Telecommunications Sector Index Fund	26,000	567,580
iShares MSCI Brazil Index Fund	1,703	127,504
iShares MSCI Canada Index Fund	9,000	263,970
iShares MSCI Chile Investable Market Index Fund	4,036	309,279
iShares MSCI Emerging Markets Index Fund	9,240	413,675
iShares MSCI Malaysia Index Fund	1,514	20,590
iShares MSCI Mexico Investable Market Index Fund	225	13,298
iShares MSCI Siingapore Index Fund	21,055	281,295
iShares MSCI South Africa Index Fund	979	65,319
iShares MSCI South Korea Index Fund	3,024	163,205
iShares MSCI Taiwan Index Fund	11,665	164,477
iShares MSCI Turkey Index Fund	719	48,130
Korea Fund, Inc. (a)	5,101	209,192
Market Vectors - Gold Miners ETF	13,000	773,499
Market Vectors - Indonesia Index ETF	4,900	412,482
Market Vectors - Poland ETF (a)	3,770	93,119
Market Vectors - Russia ETF	2,140	73,488
Oil Service Holders Trust	100	13,019
PowerShares DB US Dollar Index Bullish Fund (a)	15,500	364,250
PowerShares India Portfolio	3,160	74,165
SPDR S&P China ETF	612	47,246
SPDR S&P Emerging Middle East & Africa ETF	2,545	182,756
TOTAL EXCHANGE TRADED FUNDS (Cost $5,563,427)		$6,060,834

MUTUAL FUNDS - 1.26%
Aberdeen Indonesia Fund, Inc.	3,687	50,069
China Fund, Inc.	1,170	38,540
Greater China Fund, Inc.	6,609	83,868
India Fund, Inc.	1,020	36,292
Taiwan Fund, Inc. (a)	6,918	116,637
Thai Fund, Inc.	6,504	84,813
TOTAL MUTUAL FUNDS (Cost $345,808)		$410,219

		Contracts	Value
PURCHASED OPTIONS - 0.02%
NASDAQ 100 EMINI Dec 10P
Expiration: December, 2010, Exercise Price: $1,700.000		1	13
S&P 500 EMINI OPTN Feb 11P
Expiration: February, 2011, Exercise Price: $1,190.000		1	2,700
S&P 500 EMINI OPTN Jan 11P
Expiration: January, 2011, Exercise Price: $1,195.000		1	2,288
TOTAL PURCHASED OPTIONS (Cost $6,689)			$5,001

		Principal
		Amount	Value
SHORT-TERM INVESTMENTS - 19.57%
AIM STIT - Liquid Assets Portfolio		6,349,788	6,349,788
TOTAL SHORT-TERM INVESTMENTS (Cost $6,349,788)			$6,349,788

Total Investments (Cost $32,041,408) - 103.83%			33,695,073
Liabilities in Excess of Other Assets - (3.83)%			(1,241,505)
TOTAL NET ASSETS - 100.00%			$32,453,568

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign security

Alternative Strategies Mutual Fund
Schedule of Securities Sold Short
November 30, 2010 (Unaudited)

		Shares	Value
3M Co.		1,071	89,943
Abbott Laboratories		1,809	84,137
Adobe Systems, Inc.		656	18,191
Alere, Inc.		2,950	94,134
Allergan, Inc.		451	29,888
Alliant Techsystems, Inc.		1,700	125,647
Amazon.com, Inc.		1,121	196,623
American Equity Investment Life Holding Co.		11,200	122,975
American Medical Systems Holdings, Inc.		8,050	144,336
Amgen, Inc.		1,771	93,314
AOL, Inc.		200	4,836
Apache Corp.		1,095	117,866
Apple, Inc.		655	203,803
Berkshire Hathaway, Inc.		888	70,756
BorgWarner, Inc.		3,650	220,240
Broadcom Corp.		1,154	51,341
Bunge Ltd. (b)		650	39,533
Cadence Design System, Inc.		19,900	156,414
Carnival Corp. (b)		689	28,463
Caterpillar, Inc.		1,035	87,561
Celgene Corp.		678	40,260
Cemex Sab De CV - ADR		7,500	67,800
Cephalon, Inc.		2,900	184,121
Chesapeake Energy Corp.		1,550	32,736
Chiquita Brands International, Inc.		4,000	44,720
Ciena Corp.		2,100	31,815
Cisco Systems, Inc.		5,465	104,709
Coach, Inc.		612	34,602
Concur Technologies, Inc.		2,200	112,662
Corning, Inc.		1,902	33,589
Covanta Holding Corp.		6,200	97,464
CSG Systems International, Inc.		2,850	53,637
Cubist Pharmaceuticals, Inc.		3,500	75,985
Cummins, Inc.		600	58,272
CVS Caremark Corp.		1,368	42,408
Danaher Corp.		935	40,439
Deere & Co.		1,025	76,568
Developers Diversified Realty Corp.		7,300	93,659
Dominion Resources, Inc.		1,043	43,316
DryShips, Inc. (b)		19,500	100,815
eBay, Inc.		1,007	29,334
Energy Select Sector SPDR Fund (a)		2,600	162,864
EOG Resources, Inc.		1,562	138,940
Equity Residential		904	45,182
Express Scripts, Inc.		789	41,099
Exterran Holdings, Inc.		4,850	109,950
Ford Motor Co.		2,857	45,541
Forest City Enterprises, Inc.		6,100	93,635
Franklin Resources, Inc.		373	42,556
General Cable Corp.		2,300	75,417
General Electric Co.		7,167	113,454
General Mills, Inc.		856	30,242
Genzyme Corp.		448	31,907
Goodrich Corp.		800	68,616
Google, Inc.		290	161,155
Greatbatch, Inc.		2,000	43,820
Halliburton Co.		1,017	38,483
Intel Corp.		2,683	56,666
International Business Machines Corp.		552	78,086
iShares TR Index (a)		3,000	175,830
Johnson & Johnson		1,645	101,250
JPMorgan Chase & Co.		1,848	69,078
Knight Capital Group, Inc.		4,800	63,072
Mastercard, Inc.		133	31,525
McDonald's Corp.		1,848	144,698
Medtronic, Inc.		1,257	42,147
Merck & Co., Inc.		4,125	142,188
Microsoft Corp.		704	17,748
Monsanto Co.		1,111	66,571
Morgan Stanley		3,799	92,924
Mylan, Inc.		6,000	117,390
NextEra Energy, Inc.		830	42,015
Occidental Petroleum Corporation		1,663	146,626
Oracle Corp.		4,456	120,490
PepsiCo, Inc.		752	48,602
Pfizer, Inc.		8,622	140,451
Philip Morris International, Inc.		2,046	116,397
Praxair, Inc.		711	65,448
QUALCOMM, Inc.		2,244	104,885
Rovi Corp.		3,150	173,786
Schlumberger Ltd. (b)		2,769	214,155
Simon Property Group, Inc.		1,035	101,947
Southern Co.		1,338	50,469
SPDR S&P Metals and Mining ETF (a)		1,300	79,430
Stanley Black & Decker, Inc.		1,850	110,131
Starbucks Corp.		1,073	32,834
Texas Instruments, Inc.		1,034	32,881
The Coca-Cola Co.		1,697	107,199
The Dow Chemical Co.		2,020	62,984
The Goldman Sachs Group, Inc.		718	112,109
The Procter & Gamble Co.		2,382	145,469
The Walt Disney Co.		1,192	43,520
Theravance, Inc.		5,250	131,145
Time Warner Cable, Inc.		500	30,770
Time Warner, Inc.		2,100	61,929
TRW Automotive Holdings Corp.		4,400	208,956
Union Pacific Corp.		958	86,325
United States Steel Corporation		2,600	126,386
Virgin Media, Inc.		6,850	174,538
Visa, Inc.		526	38,845
Wells Fargo & Co.		2,749	74,800
Yahoo!, Inc.		6,067	95,677
Yum! Brands, Inc.		709	35,507
Total Securities Sold Short (Proceeds $8,511,126)			$8,937,652

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Exchange Traded Fund
(b)	Foreign security

Alternative Strategies Mutual Fund
Schedule of Open Futures Contracts
November 30, 2010 (Unaudited)

	Number		Unrealized
	of Contracts	Settlement	Appreciation/
Description	Sold	Month	(Depreciation)
Canadian Dollar	1	December-10	1,707
Corn	1	March-11	(178)
Heating Oil	1	February-11	1,547
Natural Gas	1	February-11	2,307
S&P 500 E-mini	3	December-10	(383)
US 10 Year Note	10	March-11	(4,550)
US Long Bond	9	March-11	(11,055)
Total Futures Contracts Sold			(10,605)

	Number		Unrealized
	of Contracts	Settlement	Appreciation/
Description	Purchased	Month	(Depreciation)
Mexican Peso	2	December-10	2,119
Red Wheat	1	March-11	2,297
US 5 Year Note	11	March-11	1,878
WTI Crude	1	February-11	(1,013)
Total Futures Contracts Purchased			5,281

The cost basis of investments for federal income tax purposes at November 30, 2010 was as follows*:

Cost of investments	$32,041,408
Gross unrealized appreciation on futures	11,855
Gross unrealized appreciation on investments	2,339,969
Gross unrealized appreciation on short positions	290,006
Gross unrealized depreciation on investments	(686,304)
Gross unrealized depreciation on short positions	(716,532)
Gross unrealized depreciation on futures	(17,179)
Net unrealized appreciation	$1,221,815

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Equity
Administrative Support, Waste Management	$125,576	-	-	$125,576
Agriculture, Forestry, and Hunting	33,134	-	-	33,134
Construction	301,795	-	-	301,795
Finance & Insurance	8,793,819	$177,939	-	8,971,758
Information	1,174,338	-	-	1,174,338
Management of Companies and Enterprises	31,886	-	-	31,886
Manufacturing	3,522,210	-	-	3,522,210
Mining	1,941,974	34,273	-	1,976,247
Professional, Scientific, and Techincal Services	116,162	-	-	116,162
Retail Trade	975,195	-	-	975,195
Transportation and Warehousing	203,333	-	-	203,333
Utilities	598,475	-	-	598,475
Wholesale Trade	266,388	-	-	266,388
Total Equity	18,084,285	212,212	-	18,296,497

Fixed Income
US Government Note/Bonds	-	2,280,149	-	2,280,149
Corporated Bonds	-	1,370,063	-	1,370,063
Convertible Bonds	-	4,935,250	-	4,935,250
Foreign Government Agency Issues	-	164,625	-	164,625
Foreign Government Notes/Bonds	-	293,700	-	293,700
Total Fixed Income	-	9,043,787	-	9,043,787

Options
Purchased Options	5,001	-	-	5,001
Total Options	5,001	-	-	5,001

Short-Term Investments	6,349,788		-	6,349,788
Total Investment in Securities	$24,439,074	$9,255,999	$-	$33,695,073

Other Financial Instruments*	$(431,850)	-	-	$(431,850)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, and securities held short which are valued at the unrealized appreciation / depreciation on the instrument.

Disclosures About Derivative Instruments and Hedging Activities. (Unaudited)

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2010 was as follows:

Derivatives not accounted for
as hedging instruments
				Fair Value
Purchased Options				$5,001
Futures Contracts				4,349,656
Total				$4,354,657

The Effect of Derivative Instruments on income for the period March 1, 2010 through November 30, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for				Period March 1,
as hedging instruments				2010 through
				November 30, 2010
Purchased Options				$(17,008)
Written Options				15,557
Futures Contracts				(1,579,348)
Total				$(1,580,799)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for				Period March 1,
as hedging instruments				2010 through
				November 30, 2010
Purchased Options				$(1,688)
Futures Contracts				151,780
Total				$150,092

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
              Joseph Neuberger, President

Date   1/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Joseph Neuberger
               Joseph Neuberger, President

Date   1/24/11

By  /s/ John Buckel
             John Buckel, Treasurer

Date  1/24/11